Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)		$ 254,189	$ 936,748	$ (85,994)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of net premium on investments		34,708	14,478	52,495
Amortization of intangible assets		9,988	11,434	35,473
Net realized and unrealized investment (gains) losses		(454,319)	(886,670)	389,632
Loss on redemption of debt		0	15,175	0
Changes in:
Reinsurance balances, net		274,506	(397,563)	(427,220)
Reinsurance recoverable on paid and unpaid losses, net of ceded premiums payable		16,026	112,223	(98,086)
Funds held by reinsured companies and funds held–directly managed		175,272	56,890	(23,483)
Deferred acquisition costs		74,871	(128,426)	(98,475)
Net tax assets and liabilities		(23,647)	17,118	(82,247)
Non-life and life and health reserves		944,263	713,281	637,652
Unearned premiums, net of prepaid reinsurance premiums		(235,968)	383,841	289,554
Other net changes in operating assets and liabilities		55,004	150,340	(141,808)
Net cash provided by operating activities		1,124,893	998,869	447,493
Cash flows from investing activities
Sales of fixed maturities		5,518,588	16,502,655	14,665,938
Redemptions of fixed maturities		1,821,934	738,478	494,148
Purchases of fixed maturities		(8,962,066)	(14,918,698)	(15,638,777)
Sales of short-term investments		3,637,532	1,914,640	224,411
Redemptions of short-term investments		1,971,826	724,033	23,432
Purchases of short-term investments		(5,006,397)	(3,142,818)	(733,431)
Sales of equities		143,932	133,891	89,349
Purchases of equities		(151,292)	(296,687)	(218,751)
Sales and redemptions of other invested assets		1,300,591	330,227	328,924
Purchases of other invested assets		(930,827)	(2,009,452)	(490,797)
Other, net		23,431	(94,263)	(5,357)
Net cash used in investing activities		(632,748)	(117,994)	(1,260,911)
Cash flows from financing activities
Dividends paid to common and preferred shareholders		(95,990)	(245,802)	(94,251)
Issuance of unrestricted Class B common shares	[1]	2,257	1,159	0
Redemption of Class B common shares	[1]	(5,157)	(6,540)	0
Redemption of preferred shares		(66,985)	0	0
Proceeds from Issuance of Debt		494,237	496,012	0
Redemption of debt		0	(512,697)	0
Net cash provided by (used in) financing activities		328,362	(267,868)	(94,251)
Effect of foreign exchange rate changes on cash		45,863	(6,451)	13,564
Increase (decrease) in cash and cash equivalents		866,370	606,556	(894,105)
Cash and cash equivalents—beginning of year		1,484,463	877,907	1,772,012
Cash and cash equivalents—end of year		2,350,833	1,484,463	877,907
Supplemental cash flow information:
Taxes paid		64,288	85,047	139,543
Interest paid		$ 33,164	$ 38,650	$ 41,551

[1]	Class B shares are recorded as a liability on the Company's Consolidated Balance Sheet. See Note 13 for further details.